UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS RREEF Real Estate Securities VIP

	Shares	Value ($)

Common Stocks 99.8%
Real Estate Investment Trust (“REITs”) 96.1%
Apartments 18.4%
Apartment Investment & Management Co. "A"	25,500	1,471,095
Archstone-Smith Trust	58,650	3,183,522
AvalonBay Communities, Inc.	17,232	2,240,160
BRE Properties, Inc. "A"	7,700	486,255
Equity Residential	10,000	482,300
Essex Property Trust, Inc.	7,050	912,834

		8,776,166

Health Care 7.3%
Cogdell Spencer, Inc.	10,100	212,807
Health Care REIT, Inc.	28,100	1,233,590
LTC Properties, Inc.	16,900	437,879
Nationwide Health Properties, Inc.	31,300	978,438
Senior Housing Properties Trust	25,200	602,280

		3,464,994
Hotels 8.2%
DiamondRock Hospitality Co.	35,750	679,250
FelCor Lodging Trust, Inc.	33,000	857,010
Host Hotels & Resorts, Inc.	61,994	1,631,062
LaSalle Hotel Properties	15,550	720,898

		3,888,220
Industrial 7.2%
AMB Property Corp.	26,350	1,549,117
ProLogis	29,300	1,902,449

		3,451,566
Manufactured Homes 1.0%
Equity Lifestyle Properties, Inc.	9,050	488,791
Office 19.7%
BioMed Realty Trust, Inc.	14,250	374,775
Boston Properties, Inc.	3,800	446,120
Digital Realty Trust, Inc.	21,250	847,875
Highwoods Properties, Inc.	3,000	118,470
Kilroy Realty Corp.	3,250	239,688
Mack-Cali Realty Corp.	19,940	949,742
Parkway Properties, Inc.	8,150	425,837
SL Green Realty Corp.	15,900	2,181,162
Vornado Realty Trust	28,503	3,401,548
Washington Real Estate Investment Trust	11,300	422,846

		9,408,063
Regional Malls 19.9%
General Growth Properties, Inc.	38,500	2,485,945
Simon Property Group, Inc.	41,250	4,589,062
Taubman Centers, Inc.	8,400	487,116
The Macerich Co.	21,050	1,944,178

		9,506,301
Shopping Centers 8.1%
Federal Realty Investment Trust	14,450	1,309,459
Regency Centers Corp.	22,200	1,854,810
Tanger Factory Outlet Centers, Inc.	17,050	688,649

		3,852,918
Specialty Services 0.8%
Entertainment Properties Trust	6,300	379,575
Storage 5.5%
Extra Space Storage, Inc.	4,900	92,806
Public Storage, Inc.	22,600	2,139,542
Sovran Self Storage, Inc.	6,850	379,559

		2,611,907

Total Real Estate Investment Trust (“REITs”) (Cost $35,368,607)		45,828,501

Other 3.7%
Brookfield Properties Corp.	16,900	681,070
Starwood Hotels & Resorts Worldwide, Inc.	16,350	1,060,297

Total Other (Cost $1,697,119)		1,741,367
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 37,065,726)	99.8	47,569,868
Other Assets and Liabilities, Net	0.2	75,812

Net Assets	100.0	47,645,680

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Securities VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007